UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21940

                              EIP INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-349-8232

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                             FAIR
 PAR VALUE                                                                   VALUE
-----------                                                              -------------
CORPORATE NOTES AND BONDS (a) - 82.34%+
              BANKS - NATIONAL COMMERCIAL - 16.15%
$ 4,000,000   Bank of America Corp.
                 Senior Unsecured Notes
                 2.891%, 08/02/10 (b)                                    $   3,848,300
  5,000,000   Citigroup, Inc.
                 Unsecured Notes
                 2.836%, 01/30/09 (b)                                        4,947,565
  4,000,000   HSBC Bank (USA) NA NY
                 Senior Notes
                 2.957%, 06/10/09 (b)                                        3,979,360
  2,400,000   Wells Fargo & Co.
                 Senior Unsecured Notes
                 3.270%, 03/23/10 (b)                                        2,378,856
 10,000,000   Wells Fargo Bank NA
                 Bank Note
                 3.859%, 05/28/09 (b)                                        9,995,370
                                                                         -------------
                                                                            25,149,451
                                                                         -------------
              BANKS - STATE COMMERCIAL - 1.85%
  3,000,000   Fifth Third Bank
                 Bank Note, Series 1
                 2.855%, 10/27/10 (b)                                        2,877,378
                                                                         -------------
              CREDIT - MISCELLANEOUS BUSINESS - 11.41%
 10,000,000   General Electric Capital Corp., MTN
                 2.989%, 01/08/16 (b)                                        9,235,420
 10,000,000   General Electric Capital Corp., MTN
                 3.174%, 05/05/26 (b)                                        8,542,740
                                                                         -------------
                                                                            17,778,160
                                                                         -------------
              CREDIT - PERSONAL - 9.69%
  4,000,000   American Express Credit
                 Series B, MTN
                 Senior Notes
                 2.636%, 10/04/10 (b)                                        3,621,968
  6,000,000   American Express Credit, MTN
                 2.648%, 06/16/11 (b)                                        5,250,072
  3,000,000   HSBC Finance Corp.
                 Senior Notes
                 3.041%, 01/15/14 (b)                                        2,433,759
  5,000,000   SLM Corp., MTN
                 2.960%, 07/26/10 (b)                                        3,794,135
                                                                         -------------
                                                                            15,099,934
                                                                         -------------
              ENERGY - 4.44%
    585,000   BP Amoco PLC
                 Senior Unsecured Notes
                 5.900%, 04/15/09                                              588,934
  6,270,000   BP Amoco PLC
                 Unsecured Note
                 6.500%, 04/01/09                                            6,327,389
                                                                         -------------
                                                                             6,916,323
                                                                         -------------
              FINANCE - 9.11%
  8,355,000   ASIF Global Finance XXIII
                 3.900%, 10/22/08 (c)                                        8,215,388
  6,000,000   JPMorgan Chase & Co., MTN,
                 Series A
                 6.000%, 01/15/09                                            5,973,168
                                                                         -------------
                                                                            14,188,556
                                                                         -------------

                                                                             FAIR
 PAR VALUE                                                                   VALUE
-----------                                                              -------------
CORPORATE NOTES AND BONDS (CONTINUED)
              FOOD- WHOLESALE/DISTRIBUTION - 5.81%
$ 9,000,000   Pepsi Bottling Holdings, Inc.
                 5.625%, 02/17/09 (c)                                    $   9,042,372
                                                                         -------------
              INSURANCE - FIRE AND MARINE - 1.75%
  1,250,000   MassMutual Global Funding II
                 2.901%, 08/26/11 (b) (c)                                    1,233,319
  1,500,000   Metropolitan Global Funding I
                 2.966%, 03/17/09 (b) (c)                                    1,496,481
                                                                         -------------
                                                                             2,729,800
                                                                         -------------
              INSURANCE - LIFE - 2.56%
  4,000,000   Jackson National Life Fund
                 2.961%, 04/01/09 (b) (c)                                    3,988,232
                                                                         -------------
              INSURANCE - SURETY - 1.28%
  2,000,000   Berkshire Hathaway Finance
                 3.092%, 01/11/11 (b)                                        1,998,648
                                                                         -------------
              LUMBER AND OTHER MATERIALS - 4.98%
  8,250,000   Home Depot, Inc. (The)
                 Senior Unsecured Notes
                 2.944%, 12/16/09 (b)                                        7,764,058
                                                                         -------------
              PETROLEUM REFINING - 1.12%
  1,750,000   BP Capital Markets PLC, EMTN
                 Series 27, Tranche 1
                 3.375%, 12/15/08                                            1,747,093
                                                                         -------------
              PHARMACEUTICALS - 5.18%
  8,000,000   Abbott Laboratories
                 Senior Unsecured Notes
                 5.375%, 05/15/09                                            8,064,752
                                                                         -------------
              SECURITIES BROKER/DEALER - 6.12%
  5,000,000   Goldman Sachs Group, Inc.
                 3.288%, 01/12/15 (b)                                        3,258,520
  5,000,000   Merrill Lynch & Co., Inc., MTN
                 3.000%, 07/25/11 (b)                                        4,323,120
  3,000,000   Morgan Stanley
                 3.035%, 01/18/11 (b)                                        1,956,501
                                                                         -------------
                                                                             9,538,141
                                                                         -------------
              UTILITIES - 0.89%
  1,370,000   Florida Power & Light
                 5.875%, 04/01/09                                            1,383,399
                                                                         -------------
              TOTAL CORPORATE NOTES AND BONDS
                 (Cost $138,202,920)                                       128,266,297
                                                                         -------------

  SHARES
-----------
MASTER LIMITED PARTNERSHIPS - 36.23%+
              CONSUMER CYCLICALS - 1.69%
     41,574   AmeriGas Partners, LP                                          1,265,097
     40,825   Global Partners, LP                                              387,021
     38,826   Inergy Holdings, LP                                              986,957
                                                                         -------------
                                                                             2,639,075
                                                                         -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2008

                                                                             FAIR
   SHARES                                                                    VALUE
-----------                                                              -------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)
              ENERGY - 34.30%
     14,200   Alliance Holdings GP, LP                                   $     284,426
     51,338   Buckeye GP Holdings, LP                                          799,846
     40,627   Buckeye Partners, LP                                           1,506,855
     70,550   Crosstex Energy, LP                                            1,288,243
     40,967   DCP Midstream Partners, LP                                       693,162
     12,885   Duncan Energy Partners, LP                                       205,645
     96,400   Energy Transfer Equity, LP                                     2,096,700
    166,794   Energy Transfer Partners, LP                                   6,143,023
    268,105   Enterprise GP Holdings, LP                                     6,308,511
     67,300   Enterprise Products Partners, LP                               1,734,321
     59,296   EV Energy Partners, LP                                         1,126,624
     44,430   Holly Energy Partners, LP                                      1,334,677
    360,110   Magellan Midstream Holdings, LP                                6,186,690
    158,400   Magellan Midstream Partners, LP                                5,132,160
     17,840   Natural Resource Partners, LP                                    451,887
     74,750   Nustar Energy LP                                               3,174,633
     95,800   NuStar GP Holdings, LLC                                        1,676,500
     76,343   ONEOK Partners, LP                                             3,872,880
     70,001   Penn Virginia Resource Partners, LP                            1,154,316
     32,950   Quicksilver Gas Services, LP                                     601,338
     13,467   Spectra Energy Partners, LP                                      255,873
     39,071   Sunoco Logistics Partners, LP                                  1,728,892
    173,200   Targa Resources Partners, LP                                   2,947,864
     27,209   TC Pipelines, LP                                                 841,846
     13,700   Transmontaigne Partners, LP                                      287,289
     31,400   Western Gas Partners, LP                                         414,480
     45,600   Williams Partners, LP                                          1,178,760
                                                                         -------------
                                                                            53,427,441
                                                                         -------------
              UTILITIES - 0.24%
     11,085   Suburban Propane Partners, LP                                    372,234
                                                                         -------------
              TOTAL MASTER LIMITED PARTNERSHIPS
                 (Cost $72,599,588)                                         56,438,750
                                                                         -------------
COMMON STOCKS - 20.05%+
              ENERGY - 17.44%
      95,000  El Paso Corp.                                                  1,212,200
      93,036  Enbridge Energy Management, LLC (d)                            3,895,406
      75,400  Enbridge, Inc.                                                 2,871,986
     199,798  Kinder Morgan Management, LLC (d)                              9,830,051
     145,700  ONEOK, Inc.                                                    5,012,080
      70,300  Spectra Energy Corp.                                           1,673,140
      17,700  TransCanada Corp.                                                639,855
      86,000  Williams Companies, Inc.                                       2,033,900
                                                                         -------------
                                                                            27,168,618
                                                                         -------------
              FINANCE - 0.68%
       4,648  Kayne Anderson Energy Development Co. (e)                         78,691
      66,653  NGP Capital Resources Co.                                        971,134
         867  Tortoise North American Energy Corp. (e)                          14,349
                                                                         -------------
                                                                             1,064,174
                                                                         -------------
              FUND - 0.68%
      40,700  BearLinx Alerian MLP Select Index, ETN                         1,054,537
                                                                         -------------
              UTILITIES - 1.25%
      75,300  UGI Corp.                                                      1,941,234
                                                                         -------------

                                                                             FAIR
   SHARES                                                                    VALUE
-----------                                                              -------------
              TOTAL COMMON STOCKS
                 (Cost $34,089,777)                                      $  31,228,563
                                                                         -------------
CANADIAN INCOME TRUSTS - 5.17%+
              ENERGY - 1.40%
      3,300   AltaGas Income Trust                                              73,799
     69,600   Enbridge Income Fund                                             663,791
     72,000   Peak Energy Services Trust                                       107,569
     63,200   Pembina Pipeline Income Fund                                     956,685
     34,400   Phoenix Technology Income Fund                                   378,182
                                                                         -------------
                                                                             2,180,026
                                                                         -------------
              INDUSTRIAL - 1.51%
     64,000   Mullen Group Income Fund                                       1,021,715
    102,700   Newalta Income Fund                                            1,326,873
                                                                         -------------
                                                                             2,348,588
                                                                         -------------
              UTILITIES - 2.26%
     76,473   Energy Savings Income Fund                                       951,382
     98,100   Keyera Facilities Income Fund                                  1,876,736
     64,300   Northland Power Income Fund                                      694,204
                                                                         -------------
                                                                             3,522,322
                                                                         -------------
              TOTAL CANADIAN INCOME TRUSTS
                 (Cost $9,034,997)                                           8,050,936
                                                                         -------------

 PAR VALUE
-----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (a) - 14.81%+
              FEDERAL HOME LOAN BANK - 4.50%
$ 7,000,000   Federal Home Loan Bank
              4.625%, 10/16/08                                               7,004,417
                                                                         -------------
              FEDERAL HOME LOAN MORTGAGE - 10.31%
  8,000,000   Federal Home Loan Mortgage
              5.375%, 01/09/14                                               8,046,984
  8,000,000   Federal Home Loan Mortgage
              4.900%, 04/22/10                                               8,010,112
                                                                         -------------
                                                                            16,057,096
                                                                         -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $22,943,161)                                         23,061,513
                                                                         -------------

   SHARES
-----------
INVESTMENT COMPANY - 8.12%+
 12,650,154   PNC Bank Money Market                                         12,650,154
                                                                         -------------
              TOTAL INVESTMENT COMPANY
                 (Cost $12,650,154)                                         12,650,154
                                                                         -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2008

                                                                             FAIR
                                                                             VALUE
                                                                         -------------
TOTAL INVESTMENTS - 166.72%+
   (Cost $289,520,597)                                                   $ 259,696,213
                                                                         -------------

 PRINCIPAL
-----------
REVERSE REPURCHASE AGREEMENTS (f) - (85.05)%+
$(7,240,000)  With Credit Suisse for Abbott Laboratories, 8.50% dated
                 09/30/08, to be repurchased at $7,241,709 on 10/01/08      (7,240,000)
 (3,140,000)  With Credit Suisse for American Express Credit, 8.50%
                 dated 09/30/08, to be repurchased at $3,140,741 on
                 10/01/08                                                   (3,140,000)
 (4,710,000)  With Credit Suisse for American Express Credit, 8.50%
                 dated 09/30/08, to be repurchased at $4,711,112 on
                 10/01/08                                                   (4,710,000)
 (7,268,850)  With Credit Suisse for ASIF Global Finance XXIII, 8.50%
                 dated 09/30/08, to be repurchased at $7,270,566 on
                 10/01/08                                                   (7,268,850)
 (3,300,000)  With Credit Suisse for Bank of America Corp., 8.50%
                 dated 09/30/08, to be repurchased at $3,300,779 on
                 10/01/08                                                   (3,300,000)
 (1,660,000)  With Credit Suisse for Berkshire Hathaway Finance,
                 8.50% dated 09/30/08, to be repurchased at
                 $1,660,392 on 10/01/08                                     (1,660,000)
 (5,768,400)  With Credit Suisse for BP Amoco PLC, 8.50% dated
                 09/30/08, to be repurchased at $5,769,762 on 10/01/08      (5,768,400)
   (533,812)  With Credit Suisse for BP Amoco PLC, 8.50% dated
                 09/30/08, to be repurchased at $533,938 on 10/01/08          (533,812)
 (1,690,000)  With Credit Suisse for BP Capital Markets PLC, 8.50%
                 dated 09/30/08, to be repurchased at $1,690,399 on
                 10/01/08                                                   (1,690,000)
 (4,150,000)  With Credit Suisse for Citigroup, Inc., 8.50% dated
                 09/30/08, to be repurchased at $4,150,980 on 10/01/08      (4,150,000)
 (6,875,000)  With Credit Suisse for Federal Home Loan Bank, 2.50%
                 dated 09/30/08, to be repurchased at $6,875,477 on
                 10/01/08                                                   (6,875,000)
 (3,970,000)  With Credit Suisse for Federal Home Loan Mortgage,
                 2.50% dated 09/30/08, to be repurchased at
                 $3,970,276 on 10/01/08                                     (3,970,000)
 (3,970,000)  With Credit Suisse for Federal Home Loan Mortgage,
                 2.50% dated 09/30/08, to be repurchased at
                 $3,970,276 on 10/01/08                                     (3,970,000)
 (8,180,000)  With Credit Suisse for Federal Home Loan Mortgage,
                 8.50% dated 09/30/08, to be repurchased at
                 $8,181,931 on 10/01/08                                     (8,180,000)
 (1,251,838)  With Credit Suisse for Florida Power & Light, 8.50%
                 dated 09/30/08, to be repurchased at $1,252,134 on
                 10/01/08                                                   (1,251,838)
 (7,173,000)  With Credit Suisse for General Electric Capital Corp.,
                 8.50% dated 09/30/08, to be repurchased at
                 $7,174,694 on 10/01/08                                     (7,173,000)
 (8,025,000)  With Credit Suisse for General Electric Capital Corp.,
                 8.50% dated 09/30/08, to be repurchased at
                 $8,026,895 on 10/01/08                                     (8,025,000)
 (3,093,750)  With Credit Suisse for Goldman Sachs Group, Inc., 8.50%
                 dated 09/30/08, to be repurchased at $3,094,480 on
                 10/01/08                                                   (3,093,750)
 (7,053,750)  With Credit Suisse for Home Depot, Inc. (The), 8.50%
                 dated 09/30/08, to be repurchased at $7,055,415 on
                 10/01/08                                                   (7,053,750)

                                                                              FAIR
 PRINCIPAL                                                                   VALUE
-----------                                                              -------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$(3,310,000)  With Credit Suisse for HSBC Bank USA, 8.50% dated
                 09/30/08, to be repurchased at $3,310,782 on 10/01/08   $  (3,310,000)
 (2,130,000)  With Credit Suisse for HSBC Finance Corp., 8.50% dated
                 09/30/08, to be repurchased at $2,130,503 on 10/01/08      (2,130,000)
 (3,330,000)  With Credit Suisse for Jackson National Life Fund,
                 8.50% dated 09/30/08, to be repurchased at
                 $3,330,786 on 10/01/08                                     (3,330,000)
 (4,980,000)  With Credit Suisse for JPMorgan Chase & Co., 8.50%
                 dated 09/30/08, to be repurchased at $4,981,176 on
                 10/01/08                                                   (4,980,000)
 (1,025,000)  With Credit Suisse for MassMutual Global Funding II,
                 8.50% dated 09/30/08, to be repurchased at
                 $1,025,242 on 10/01/08                                     (1,025,000)
 (3,768,750)  With Credit Suisse for Merrill Lynch & Co., Inc., 8.50%
                 dated 09/30/08, to be repurchased at $3,769,640 on
                 10/01/08                                                   (3,768,750)
 (1,245,000)  With Credit Suisse for Metropolitan Global Funding I,
                 8.50% dated 09/30/08, to be repurchased at
                 $1,245,294 on 10/01/08                                     (1,245,000)
 (1,975,000)  With Credit Suisse for Morgan Stanley, 8.50% dated
                 09/30/08, to be repurchased at $1,975,466 on 10/01/08      (1,975,000)
 (8,032,500)  With Credit Suisse for Pepsi Bottling Holdings, Inc.,
                 8.50% dated 09/30/08, to be repurchased at
                 $8,034,397 on 10/01/08                                     (8,032,500)
 (3,400,000)  With Credit Suisse for SLM Corp., 8.50% dated 09/30/08,
                 to be repurchased at $3,400,803 on 10/01/08                (3,400,000)
 (1,935,000)  With Credit Suisse for Wells Fargo & Co., 8.50% dated
                 09/30/08, to be repurchased at $1,935,457 on 10/01/08      (1,935,000)
 (8,300,000)  With Credit Suisse for Wells Fargo Bank NA, 8.50% dated
                 09/30/08, to be repurchased at $8,301,960 on 10/01/08      (8,300,000)
                                                                         -------------
              TOTAL REVERSE REPURCHASE AGREEMENTS
                 (Cost $(132,484,650))                                    (132,484,650)
                                                                         -------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS - 81.67%+
   (Cost $157,035,947)*                                                    127,211,563
                                                                         -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 18.33%+                             28,556,731
                                                                         -------------
NET ASSETS - 100.00%+                                                    $ 155,768,294
                                                                         =============

+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.
*    Aggregate cost for federal tax purposes is $157,035,947.
(a) All Corporate Notes and Bonds and U.S. Government and Agency Obligations are segregated as collateral for Reverse Repurchase Agreements as of September 30, 2008.
(b) Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2008.
(c) Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities normally may only be resold to qualified institutional buyers. At September 30, 2008, total securities amounted to $23,975,792 or 15.39% of net assets.
(d)  Non-income producing security.
(e)  Closed-End Fund

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2008

(f) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

EMTN Euro Medium Term Note
ETN  Exchange Traded Note
MTN  Medium Term Note
NY   New York

The amount of $1,363,179 in cash was segregated with the the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of September 30, 2008:

                            NUMBER OF                      UNREALIZED
SHORT FUTURES OUTSTANDING   CONTRACTS   NOTIONAL AMOUNT   DEPRECIATION
-------------------------   ---------   ---------------   ------------
Canadian Dollar (12/08)        230        $21,682,100       $(66,880)

The amount of $3,874,070 in cash was segregated with the custodian to cover the following total return swaps outstanding at September 30, 2008:

                                                                  UNREALIZED
                                                                APPRECIATION/
                            EXPIRATION DATE   NOTIONAL AMOUNT    DEPRECIATION
                            ---------------   ---------------   -------------
LONG TOTAL RETURN SWAPS
Fort Chicago Class A           09/13/2011        $1,463,537        $(14,163)
Inter Pipeline Fund            09/13/2011         1,447,950         (21,308)

SHORT TOTAL RETURN SWAPS
Oil Service Holders Trust      10/17/2011         1,672,755         132,591
                                                 ----------        --------
                                                 $4,584,242        $ 97,120
                                                 ==========        ========

The amount of $6,221,831 in cash was segregated with the custodian to cover call options written as of September 30, 2008:

                                  NUMBER OF
                                  CONTRACTS    PREMIUM
                                  ---------   ---------
Outstanding, January 1, 2008        2,630     $ 284,727
Call Options Written                3,949       576,321
Put Options Written                 2,458       308,905
Call Options Closed                (1,235)     (233,696)
Put Options Closed                     --            --
Call Options Expired               (1,351)      (82,243)
Put Options Expired                (1,472)     (138,476)
Call Options Exercised               (664)     (107,218)
Put Options Exercised                 (13)       (1,222)
                                   ------     ---------
Outstanding, September 30, 2008     4,302     $ 607,098
                                   ======     =========

Premiums received and value of written options outstanding as of September 30, 2008:

                               NUMBER OF
TYPE                           CONTRACTS    PREMIUM    VALUE
----------------------------   ---------   --------   -------
Call - Enbridge, Inc.
Strike @ $45.00 exp 10/18/08      410       $56,170   $ 4,100
Call - Enbridge, Inc.
Strike @ $45.00 exp 01/17/09       95        13,965     4,275
Call - Enbridge, Inc.
Strike @ $45.00 exp 04/18/09      234        18,485    23,400

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2008

                                  NUMBER OF
TYPE                              CONTRACTS    PREMIUM     VALUE
-------------------------------   ---------   --------   --------
Call - Spectra Energy Corp.
Strike @ $22.50 exp 01/17/09          260     $ 61,130   $ 67,600
Call - Spectra Energy Corp.
Strike @ $25.00 exp 01/17/09          442       67,879     60,775
Call - UGI Corp.
Strike @ $25.00 exp 10/18/08          183       34,221     21,502
Call - UGI Corp.
Strike @ $25.00 exp 01/17/09          150       31,050     30,375
Call - UGI Corp.
Strike @ $30.00 exp 01/17/09          420       18,930     14,700
Call - Williams Companies, Inc.
Strike @ $35.00 exp 01/17/09           40       13,080      1,600
Call - Williams Companies, Inc.
Strike @ $40.00 exp 01/17/09           50       12,350        750
Call - Williams Companies, Inc.
Strike @ $32.50 exp 02/21/09          385       47,273     28,875
Call - Williams Companies, Inc.
Strike @ $35.00 exp 02/21/09          110       15,729      5,500
                                    -----     --------   --------
                                    2,779      390,262    263,452
                                    -----     --------   --------
Put - Enbridge, Inc.
Strike @ $35.00 exp 04/18/09          407       47,618     77,330
Put - Spectra Energy Corp.
Strike @ $20.00 exp 01/17/09          100        9,440      5,750
Put - Spectra Energy Corp.
Strike @ $22.50 exp 01/17/09          160       28,600     21,600
Put - Spectra Energy Corp.
Strike @ $25.00 exp 01/17/09          100       18,700     26,250
Put - UGI Corp.
Strike @ $25.00 exp 10/18/08           21        2,142      1,155
Put - UGI Corp.
Strike @ $25.00 exp 01/17/09          215       31,005     31,713
Put - UGI Corp.
Strike @ $25.00 exp 04/18/09          140       10,360     22,400
Put - Williams Companies, Inc.
Strike @ $30.00 exp 01/17/09           45        7,590     32,400
Put - Williams Companies, Inc.
Strike @ $25.00 exp 02/21/09          335       61,381    134,000
                                    -----     --------   --------
                                    1,523      216,836    352,598
                                    -----     --------   --------
                                    4,302     $607,098   $616,050
                                    =====     ========   ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                  September 30, 2008

(1) SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean between the most recent bid and asked priced on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the net asset value ("NAV") of EIP Growth and Income Fund's (the "Fund") shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter ("OTC") market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Fixed income securities are valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a market price is generally unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board, and in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act").

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 ("SFAS 157") FAIR VALUE MEASUREMENTS effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                  September 30, 2008

                                                     LEVEL 2             LEVEL 3
                                   LEVEL 1      OTHER SIGNIFICANT      SIGNIFICANT
                                QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                -------------   -----------------   -------------------
Assets:
Investments in Securities        $108,368,403      $151,327,810             $--
Other Financial Instruments*           97,120                --              --
                                 ------------      ------------             ---
Total Assets                     $108,465,523      $151,327,810             $--
                                 ============      ============             ===
Liabilities:
Written Options                  $    616,050      $         --             $--
Reverse Repurchase Agreements              --       132,484,650              --
Other Financial Instruments*           66,880                --              --
                                 ------------      ------------             ---
Total Liabilities                $    682,930      $132,484,650             $--
                                 ============      ============             ===

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

(2) MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

(3) REVERSE REPURCHASE AGREEMENTS: One method by which the Fund currently incurs leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.


Maximum amount outstanding during the period                     $192,403,000
Average amount outstanding during the period*                    $170,663,872
Average monthly shares outstanding during the period             $ 19,223,681
Average debt per share outstanding during the period                     8.88

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine months ended September 30, 2008.

Interest rates ranged from 2.50% to 8.50%, during the nine months ended September 30, 2008, on borrowings by the Fund under reverse repurchase agreements. Interest expense for the nine months ended September 30, 2008 aggregated $4,095,476.

(4) As of September 30, 2008, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess of tax cost over value was $1,255,585 and $31,079,969, respectively.

(5) For more information on significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EIP INVESTMENT TRUST
             -------------------------------------------------------------------
By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date                                NOVEMBER 14, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                           James Murchie, President
                           (principal executive officer)

Date                                NOVEMBER 14, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                           Linda Longville, Treasurer and Principal Financial and Accounting Officer
                           (principal financial officer)

Date                                NOVEMBER 14, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.